[LETTERHEAD]

June 15, 2005



United States Securities and Exchange Commission
Division of Corporation Finance
100 F. Street NE
Washington, D.C. 20549
         ATTN:             Pamela A. Long
                           Bret Johnson
                           John Cash
                           Brigitte Lippman
                           Lesli Sheppard

Re:      Source Direct Holdings, Inc.
         Registration Statement on Form SB-2
         Originally Filed on May 5, 2005
         SEC File No. 333-124669

Ladies and Gentlemen:

We refer you to the letter of the staff of the Commission (the "Staff") dated May 31, 2005 (the "Comment Letter"), with regard to the registration statement (the "Registration Statement") referenced above filed by Source Direct Holdings, Inc. ("Source Direct" or the "Company). This letter is directed to you on behalf of the Company and contains its responses to the Staff's comments set forth in the Comment Letter.

By way of information, since the filing of the Registration Statement on May 5, 2005, the Company filed on May 18, 2005, a quarterly report on Form 10-QSB for the quarter ended March 31, 2005. The Company subsequently filed an amendment to the quarterly report on June 10, 2005, on Form 10-QSB/A (the "Quarterly Report"), to correct certain typographical errors and to clarify certain items in the Management's Discussion and Analysis section. The Company has updated the financial information in the Registration Statement to reflect the information included in the Quarterly Report.

For the convenience of the Staff, the Company has included three clean copies and three redlined copies of the Registration Statement showing changes to the Registration Statement in response to the Comment Letter and in connection with the filing of the Quarterly Report. Additionally for your convenience, the Staff's comments from the Comment Letter


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United States Securities and Exchange Commission
June 15, 2005
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have been restated below and are followed by the Company's responses.

General

1. We note that your officers and directors file Section 16 reports and that your most recent Form 10-KSB states that your common stock is registered pursuant to Section 12(g) of the Exchange Act. However we do not see the form you have filed to register your class of common stock under the Exchange Act. Please advise.

Response to Comment 1.

         The Company has filed an amendment to its annual report on Form 10-KSB/A for the year ended June 30, 2004, to remove the reference to securities registered pursuant to Section 12(g) of the Exchange Act. (The filing of the amended annual report was made on June 10, 2005.)

Signature Page

2. If true, please identify Deren Smith as your principal executive officer and Kevin Arave as your principal financial and principal accounting officer.

Response to Comment 2.

         The Company has revised the signature page as requested.

Report of Independent Registered Public Accounting Firm

3. Have your auditors revise their report to include the conformed signature which exactly matches the name of the audit firm registered with the PCAOB. Additionally, please review for correctness the footnote reference presented in the fourth paragraph of their report.

Response to Comment 3.

         Mantyla McReynolds has revised the conformed signature to match its name as registered with the PCAOB. Additionally, Mantyla McReynolds has revised the final paragraph to refer to Note E rather than to Note D. The corrected version of the audit report is included with the financial statements which are a part of the Registration Statement.

4. We note your auditors, Mantyla McReynolds, LLC, are duly registered and in good standing to practice in Utah. However, Mantyla McReynolds is not currently licensed in Idaho where your company is located. Tell us why you selected a Utah based accounting firm to


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United States Securities and Exchange Commission
June 15, 2005
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audit the financial statements of an Idaho based company. Tell us if the audit was physically performed in Utah or Idaho. Also, confirm to us that the operations and assets of your company are physically located in Idaho. Please note that it is your responsibility to provide financial statements audited by an auditor who meets the requirements of Rule 2-01(a) of Regulation S-X. Tell us how you have met the requirements of Rule 2-01(a) of Regulation S-X. Also tell us what consideration you gave to Idaho state laws governing audits of Idaho companies performed by accountants from other states.

Response to Comment 4.

     o By way of background information, when Source Direct, Inc. (an Idaho corporation), merged with Global-Tech Capital Corp. (a Nevada corporation and public company) in October 2003, the surviving entity, whose name was changed to Source Direct Holdings, Inc., was working with several consultants who recommended that the Company use Mantyla McReynolds as its independent public accounting firm. The officers of the Company attempted to locate an accounting firm located in Idaho Falls, Idaho, to serve as the independent public accounting firm for a public company but was unable to locate one, and followed the recommendation of the consultants. The Company has continued to work with Mantyla McReynolds since the merger.

     o Mantyla McReynolds informed the Company that it performed most of the audit procedures in its office in Salt Lake City, Utah. However, Mantyla McReynolds performed limited procedures in Idaho consisting of an observation of the inventory and certain other assets located at the facility. Further, while in Idaho, Mantyla McReynolds examined supporting documentation for selected transactions as part of its testing of liabilities, asset acquisitions and expense detail.

     o The Company confirms that its operations and assets are located in Idaho Falls, Idaho.

     o Upon review of Rule 2-01(a), the Company inquired of Mantyla McReynolds about whether they are "duly registered and in good standing as such under the laws of the place of his residence or principal office." They indicate that they currently are and were duly registered and in good standing during the performance of the audit. The Company has also contacted the Idaho State Board of Accountancy, which has told the Company that they require a temporary practice privilege for out-of-state CPAs who wish to practice in Idaho. The Board of Accountancy suggested that the Company have its auditors complete an application and pay the required fee. The Idaho Board of Accountancy indicated that the qualifications for licensure in Utah are at least as stringent as they are in Idaho. Mantyla McReynolds stated that typically they


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United States Securities and Exchange Commission
June 15, 2005
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          obtain a  temporary  license  when they  perform  audits out of state.
          However, as an oversight, in the case of the Company's audit, the auditors failed to obtain a temporary practice privilege for Idaho. Upon realization of this oversight, Mantyla McReynolds promptly applied for practice privileges in Idaho, and has been notified that its application for Idaho Practice Privileges was approved.

          With respect to the audit for the 2004 fiscal year end, the Idaho Board of Accountancy Administrative Rule 303 allows an individual to work up to 10 days performing accounting work without a practice privilege. This exception applies per person, and not per firm. Mantyla McReynolds has informed the Company three professionals worked on the engagement including one individual who worked two days in Idaho. The remainder of the work was performed in Utah. None of Mantyla McReynolds' personnel exceeded the 10 day limit, and accordingly, the exemption under Administrative Rule 303 would appear to cover the work performed. Additionally, as noted above, with respect to future work to be performed for the Company, Mantyla McReynolds has applied for and received practice privileges in Idaho.

Conclusion

Effectiveness of the Registration Statement is critical to the Company. As such, the Company respectfully requests the Staff to review the response letter as quickly as possible, with a view to the Commission allowing the registration statement to go effective as early as June 20, 2005, or as soon thereafter as is reasonably practical. The Company will file a formal request for acceleration of effectiveness upon confirmation from the Staff that no further revisions to the registration statement are required.

Please contact me (801-415-3056) with any additional questions or comments. Thank you for your assistance in this matter.

Very truly yours,

DURHAM JONES & PINEGAR

/s/ C. Parkinson Lloyd

C. Parkinson Lloyd

cpl/